Brandes Emerging Markets Fund
Brandes Emerging Markets Fund
BRANDES

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Brandes Emerging Markets Fund

Class A – BEMAX

Class C – BEMCX

Class I – BEMIX

Supplement dated December 29, 2014 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated January 31, 2014, as supplemented

Effective January 30, 2015, the name of the Brandes Emerging Markets Fund will be changed to the Brandes Emerging Markets Value Fund. Throughout the documents the Fund will be referred to as the “Emerging Markets Fund.”

Effective immediately, the following paragraph replaces the first paragraph on one page 1 of the summary prospectus and page 12 of the statutory prospectus under the heading, “Principal Investment Strategies”:

Principal Investment Strategies
Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets measured at the time of purchase in equity securities of companies located in emerging markets. Equity securities include common and preferred stocks, warrants and rights.  Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East.  The Advisor considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community.  The Emerging Markets Fund generally invests in securities that have a market capitalization greater than $3 billion.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.